DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 376	$ 360	$ 385
Direct commercial property expense	1,852	1,931	1,975
Loss (recovery) allowance in commercial property operating expenses	(11)	49	99
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	727	713	679
Real estate taxes	548	580	610
Employee compensation and benefits	148	155	158
Depreciation and amortization	29	39	39
Lease expense	11	11	16
Other	$ 389	$ 433	$ 473